Investments accounted for using equity method (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	$ 2,484,712,280	$ 1,857,593,678	$ 1,822,540,697
Net income of year	219,050,681	108,194,856	145,645,660
Other comprehensive income	114,644,243	(53,621,696)	14,310,634
Depreciation and amortization	(124,116,739)	(109,813,976)	(105,020,934)
Joint ventures
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Net sales	266,707,778	186,220,125	124,808,755
Operating result	(3,907,203)	(17,903,426)	(42,670,725)
Net income of year	548,637	(17,637,644)	(31,752,130)
Other comprehensive income	16,571,448	10,808,355	(49,363,608)
Depreciation and amortization	$ (15,726,722)	$ (16,209,859)	$ (11,386,595)